Financial Expenses, Net (Schedule Of Financial Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Expenses, Net [Abstract]
Interest on long-term bank debt	$ (7,214)	$ (6,968)	$ (8,723)
Interest on Series A Notes	(5,753)	(4,395)
Interest on short-term bank credit and loans	(3,802)	(1,699)	(1,445)
Gain (loss) on marketable securities	(2,464)		1,292
Gain (loss) from exchange rate differences and capitalization	7,565	(9,094)	(699)
Other	(10,839)	(4,330)	(12,260)
Interest Expense, Total	(22,507)	(26,486)	(21,835)
Interest on cash, cash equivalents and bank deposits	2,579	3,224	3,020
Other	6,359	2,011	3,230
Interest Income, Total	8,938	5,235	6,250
Financial expenses, net	$ (13,569)	$ (21,251)	$ (15,585)